Disposal of subsidiaries (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Prepaid expenses and other current assets	$ 739,319	$ 863,690
Property and equipment, net	879,246	2,012,955
Total assets of disposed entities	107,314,411	98,362,506
Accounts payable	145,435	535,221
Taxes payable	2,717	108
Total liabilities of disposed entities	5,342,105	1,450,089
Disposition of Subsidiaries [Member]
Cash	4,491	4,782
Prepaid expenses and other current assets	88	203
Property and equipment, net	614,702	625,272
Biological assets, net	27,487,327	28,116,634
Land use right, net	5,981,947	6,116,923
Total assets of disposed entities	61,575,882	34,863,814
Accounts payable	349,345	352,980
Taxes payable	131	106
Accrued expenses and other current liabilities	44,891	69,064
Total liabilities of disposed entities	$ 394,367	$ 422,150